UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:  28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 7, 2005

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	7
Form 13F Information Table Value Total:	$161,066

List of Other Included Mangers:
NONE
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
FORM 13F INFORMATION TABLE
                                                  VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLASS  CUSIP  (x$1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE

Aramark Corp              CLB           038521100 $28,739 1,048,500 SH           SOLE              1,048,500       0     0
Constellation Brands Inc  CLA           21036P108 $25,286   787,723 SH           SOLE                787,723       0     0
Dollar Gen Corp           COM           256669102 $25,392 1,322,500 SH           SOLE              1,322,500       0     0
Dollar Tree Stores Inc    COM           256747106 $39,524 1,280,761 SH           SOLE              1,280,761       0     0
Escalade Inc              COM           296056104    $239     7,200 SH           SOLE                  7,200       0     0
O Reilly Automotive Inc   COM           686091109 $12,838   320,631 SH           SOLE                320,631       0     0
Performance Food Group Co COM           713755106 $29,048   845,645 SH           SOLE                845,645       0     0